Hoya Capital High Dividend Yield ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 88.4%	Shares	Value
Dividend Champions - 15.3%
Alexandria Real Estate Equities, Inc.	13,688	$960,761
Apple Hospitality REIT, Inc.	92,086	1,067,277
BXP, Inc.	18,400	1,238,872
Crown Castle, Inc.	14,020	1,406,907
Gaming and Leisure Properties, Inc.	29,080	1,358,036
Realty Income Corporation	25,806	1,461,135
Rithm Capital Corporation	135,163	1,507,067
Simon Property Group, Inc.	8,146	1,328,368
Starwood Property Trust, Inc.	74,517	1,471,711
WP Carey, Inc.	26,009	1,632,325
		13,432,459

Large-Cap REITs - 15.0%
AGNC Investment Corporation	152,354	1,362,045
Annaly Capital Management, Inc.	74,896	1,419,279
Healthcare Realty Trust, Inc.	85,725	1,243,013
Healthpeak Properties, Inc.	68,595	1,194,239
Kilroy Realty Corporation	36,541	1,176,620
National Storage Affiliates Trust	33,431	1,150,026
NNN REIT, Inc.	33,995	1,419,631
Omega Healthcare Investors, Inc.	36,989	1,368,593
Sabra Health Care REIT, Inc.	80,591	1,408,731
VICI Properties, Inc.	45,991	1,458,375
		13,200,552

Mid-Cap REITs - 29.6%(a)
Alexander's, Inc.	5,292	1,191,705
Apollo Commercial Real Estate Finance, Inc.	129,217	1,270,203
Arbor Realty Trust, Inc.	81,419	779,994
Armada Hoffler Properties, Inc.	107,214	746,209
ARMOUR Residential REIT, Inc.	63,508	1,029,465
Blackstone Mortgage Trust, Inc. - Class A	63,602	1,201,442
Broadstone Net Lease, Inc.	68,842	1,095,276
Dynex Capital, Inc.	95,795	1,153,372
Easterly Government Properties, Inc.	38,134	828,652
Ellington Financial, Inc.	94,804	1,191,686
EPR Properties	26,301	1,464,703
Global Net Lease, Inc.	161,341	1,252,006
Highwoods Properties, Inc.	37,125	1,102,613
Innovative Industrial Properties, Inc.	11,037	609,463
Ladder Capital Corporation	101,448	1,067,233
LTC Properties, Inc.	30,520	1,080,103
LXP Industrial Trust	127,910	1,097,468
Medical Properties Trust, Inc.	275,513	1,259,094
MFA Financial, Inc.	106,343	988,990
Outfront Media, Inc.	61,100	1,009,372
Park Hotels & Resorts, Inc.	78,852	816,907
Ready Capital Corporation	160,661	718,155
RLJ Lodging Trust	119,825	874,722
Sila Realty Trust, Inc.	47,047	1,172,411
Two Harbors Investment Corporation	101,132	1,070,988
		26,072,232

Small-Cap REITs - 28.5%(a)
Advanced Flower Capital, Inc.	122,787	609,024
Angel Oak Mortgage REIT, Inc.	124,280	1,132,191
Ares Commercial Real Estate Corporation	166,718	768,570
Brandywine Realty Trust	213,897	904,784
BrightSpire Capital, Inc.	190,603	964,451
Chicago Atlantic Real Estate Finance, Inc.	73,953	1,076,756
City Office REIT, Inc.	229,242	1,118,701
Community Healthcare Trust, Inc.	64,043	1,046,463
CTO Realty Growth, Inc.	59,901	1,103,376
Franklin BSP Realty Trust, Inc.	91,215	1,006,101
Gladstone Commercial Corporation	69,432	996,349
Global Medical REIT, Inc.	136,438	867,746
Invesco Mortgage Capital, Inc.	144,774	1,068,432
KKR Real Estate Finance Trust, Inc.	102,572	915,968
Modiv Industrial, Inc.	72,308	1,037,620
New York Mortgage Trust, Inc.	198,536	1,296,440
Nexpoint Real Estate Finance, Inc.	69,358	1,024,418
One Liberty Properties, Inc.	41,296	1,010,926
Orchid Island Capital, Inc.	150,288	1,026,467
Orion Properties, Inc.	291,744	557,231
PennyMac Mortgage Investment Trust	88,362	1,085,085
Postal Realty Trust, Inc. - Class A	85,218	1,179,417
Seven Hills Realty Trust	91,344	1,076,946
TPG RE Finance Trust, Inc.	133,665	1,026,547
Universal Health Realty Income Trust	29,136	1,156,991
		25,057,000
TOTAL COMMON STOCKS (Cost $88,955,233)		77,762,243

PREFERRED STOCKS - 10.8%	Shares	Value
Preferreds Issued by U.S. REITs - 10.8%
AG Mortgage Investment Trust, Inc., Series C, 11.04% (3 mo. Term SOFR + 6.74%), Perpetual	12,999	320,425
AGNC Investment Corporation	–	$–
Series C, 9.63% (3 mo. Term SOFR + 5.37%), Perpetual	12,741	323,749
Series D, 8.85% (3 mo. Term SOFR + 4.59%), Perpetual	13,048	319,415
Annaly Capital Management, Inc.	–	$–
Series F, 9.58% (3 mo. Term SOFR + 5.25%), Perpetual	12,763	325,329
Series G, 8.76% (3 mo. Term SOFR + 4.43%), Perpetual	12,883	318,210
Arbor Realty Trust, Inc., Series D, 6.38%, Perpetual	17,615	302,626
ARMOUR Residential REIT, Inc., Series C, 7.00%, Perpetual	14,615	304,430
Chimera Investment Corporation	–	$–
Series B, 10.35% (3 mo. Term SOFR + 6.05%), Perpetual	12,988	322,362
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual (b)	13,702	311,858
Series D, 9.90% (3 mo. Term SOFR + 5.60%), Perpetual	13,205	323,522
City Office REIT, Inc., Series A, 6.63%, Perpetual	17,506	315,108
Global Net Lease, Inc.	–	$–
Series A, 7.25%, Perpetual	14,315	318,795
Series B, 6.88%, Perpetual	14,941	316,600
Series D, 7.50%, Perpetual	14,229	316,738
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	18,900	352,296
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual	23,786	293,519
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual	15,485	292,666
New York Mortgage Trust, Inc.	–	$–
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual (b)	14,500	313,490
Series E, 11.28% (3 mo. LIBOR US + 6.43%), Perpetual (b)	13,210	322,720
PennyMac Mortgage Investment Trust	–	$–
Series B, 8.00% (3 mo. LIBOR US + 599.00%), Perpetual (b)	13,482	331,927
Series C, 6.75%, Perpetual	15,922	300,926
Rithm Capital Corporation	–	$–
Series A, 10.39% (3 mo. Term SOFR + 6.06%), Perpetual	12,929	325,294
Series B, 10.23% (3 mo. Term SOFR + 5.90%), Perpetual	12,988	325,739
RLJ Lodging Trust, Series A, 1.95%, Perpetual	13,058	323,708
SL Green Realty Corporation, Series I, 6.50%, Perpetual	13,820	291,326
Summit Hotel Properties, Inc., Series E, 6.25%, Perpetual	15,852	294,213
Two Harbors Investment Corporation	–	$–
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual (b)	13,956	309,823
Series C, 9.56% (3 mo. Term SOFR + 5.27%), Perpetual	13,292	313,691
Vornado Realty Trust	–	$–
Series M, 5.25%, Perpetual	18,702	315,503
Series N, 5.25%, Perpetual	18,450	311,989
TOTAL PREFERRED STOCKS (Cost $9,333,032)		9,457,997

SHORT-TERM INVESTMENTS - 0.7%		Value
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.23% (c)	605,560	605,560
TOTAL SHORT-TERM INVESTMENTS (Cost $605,560)		605,560

TOTAL INVESTMENTS - 99.9% (Cost $98,893,825)		87,825,800
Other Assets in Excess of Liabilities - 0.1%		118,264
TOTAL NET ASSETS - 100.0%		$87,944,064
two		–%
Percentages are stated as a percent of net assets.		–%

The Fund’s security classifications are defined by the Fund’s Adviser. LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Hoya Capital High Dividend Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	77,762,243	–	–	77,762,243
Preferred Stocks	9,457,997	–	–	9,457,997
Money Market Funds	605,560	–	–	605,560
Total Investments	87,825,800	–	–	87,825,800

Refer to the Schedule of Investments for further disaggregation of investment categories.